UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-1512
                                                      --------

                         OPPENHEIMER CAPITAL INCOME FUND
                         -------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2005
                                             -----------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS--49.1%
-------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.5%
-------------------------------------------------------------------------------------
MEDIA--1.3%
Cablevision Systems New York Group, Cl. A 1,2              375,000     $    8,872,500
-------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                         700,000         22,792,000
-------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                    500,000          7,405,000
-------------------------------------------------------------------------------------
Regal Entertainment Group                                  142,500          2,882,775
                                                                       --------------
                                                                           41,952,275
-------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
CSK Auto Corp. 1,3                                       6,462,200        100,164,100
-------------------------------------------------------------------------------------
CONSUMER STAPLES--7.5%
-------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Wal-Mart Stores, Inc.                                      510,600         24,794,736
-------------------------------------------------------------------------------------
FOOD PRODUCTS--0.4%
B&G Foods, Inc.                                            875,000         12,731,250
-------------------------------------------------------------------------------------
TOBACCO--6.3%
Altria Group, Inc.                                       2,175,000        158,318,250
-------------------------------------------------------------------------------------
Loews Corp./Carolina Group                               1,000,000         40,250,000
                                                                       --------------
                                                                          198,568,250
-------------------------------------------------------------------------------------
ENERGY--12.6%
-------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.4%
GlobalSantaFe Corp. 2                                      275,000         12,474,000
-------------------------------------------------------------------------------------
OIL & GAS--12.2%
BP plc, ADR                                                500,000         32,920,000
-------------------------------------------------------------------------------------
Enbridge Energy Management LLC  3                          714,999         33,747,953
-------------------------------------------------------------------------------------
Kinder Morgan Management LLC                             3,515,875        168,410,413
-------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                      1,475,000        133,635,000
-------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                 100,000          7,930,000
-------------------------------------------------------------------------------------
Tortoise Energy Capital Corp.                              305,000          6,737,450
                                                                       --------------
                                                                          383,380,816
-------------------------------------------------------------------------------------
FINANCIALS--15.6%
-------------------------------------------------------------------------------------
CAPITAL MARKETS--0.1%
UBS AG                                                      40,000          3,676,800
-------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
U.S. Bancorp 2                                           1,000,000         30,280,000
-------------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                1,050,000         43,249,500
                                                                       --------------
                                                                           73,529,500
-------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.8%
Citigroup, Inc.                                          2,412,800        117,141,440
-------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                       425,000         16,256,250
-------------------------------------------------------------------------------------
MBNA Corp.                                               3,000,000         80,310,000
                                                                       --------------
                                                                          213,707,690
-------------------------------------------------------------------------------------
INSURANCE--5.3%
ACE Ltd. 2                                                 750,000         41,625,000
-------------------------------------------------------------------------------------
Everest Re Group Ltd. 2                                  1,100,000        115,632,000
-------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A 2                                   123,100          8,171,378
                                                                       --------------
                                                                          165,428,378


1        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                            SHARES              VALUE
-------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------
REAL ESTATE--0.4%
Anthracite Capital, Inc.                                 1,000,000     $   10,840,000
-------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
PMI Group, Inc. (The)                                      500,000         20,300,000
-------------------------------------------------------------------------------------
HEALTH CARE--1.4%
-------------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Abbott Laboratories                                        350,600         13,221,126
-------------------------------------------------------------------------------------
Merck & Co., Inc. 2                                         78,500          2,307,900
-------------------------------------------------------------------------------------
Pfizer, Inc.                                             1,000,000         21,200,000
-------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                     132,500          5,327,825
                                                                       --------------
                                                                           42,056,851
-------------------------------------------------------------------------------------
INDUSTRIALS--4.2%
-------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Honeywell International, Inc. 2                            100,000          3,654,000
-------------------------------------------------------------------------------------
Lockheed Martin Corp.                                       50,000          3,030,000
-------------------------------------------------------------------------------------
Raytheon Co.                                             1,155,000         44,375,100
                                                                       --------------
                                                                           51,059,100
-------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                100,000          2,977,000
-------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Cendant Corp.                                            2,260,200         40,163,754
-------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                       500,000         17,860,000
-------------------------------------------------------------------------------------
Tyco International Ltd. 2                                  625,000         17,825,000
                                                                       --------------
                                                                           35,685,000
-------------------------------------------------------------------------------------
MARINE--0.0%
Seaspan Corp.                                               25,000            484,500
-------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
-------------------------------------------------------------------------------------
SOFTWARE--0.4%
Microsoft Corp.                                            475,000         13,162,250
-------------------------------------------------------------------------------------
MATERIALS--0.2%
-------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.2%
Packaging Corp. of America                                 320,000          7,420,800
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
AT&T, Inc.                                                 325,000          8,095,750
-------------------------------------------------------------------------------------
Citizens Communications Co.                              1,050,000         13,702,500
-------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.               1,055,000         13,746,650
-------------------------------------------------------------------------------------
FairPoint Communications, Inc.                           1,005,000         12,009,750
-------------------------------------------------------------------------------------
PanAmSat Holding Corp.                                     375,000          9,093,750
-------------------------------------------------------------------------------------
Verizon Communications, Inc.                               100,000          3,198,000
                                                                       --------------
                                                                           59,846,400
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.1%
New Skies Satellites Holdings Ltd.                         117,500          2,808,250
-------------------------------------------------------------------------------------
UTILITIES--0.7%
-------------------------------------------------------------------------------------
GAS UTILITIES--0.7%
Sempra Energy                                              500,000         21,975,000

                                                                       --------------
Total Common Stocks (Cost $1,063,605,836)                               1,539,186,700



2        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--7.1%
------------------------------------------------------------------------------------------------------
AES Trust III, 6.75% Cv.                                                    164,200     $    7,520,360
------------------------------------------------------------------------------------------------------
Amerada Hess Corp. 7% Cv., Non-Vtg.                                          30,000          3,121,500
------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., Cv.                                               125,000          4,313,875
------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., Cv., Series GNW 1                                  400,000         13,299,200
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (New York), 2.32% Cv. Equity
Linked Nts. (redemption linked to Comcast Corp., Cl. A common
stock)                                                                    1,330,200         34,678,314
------------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% Cv. 4                                                    3,250          3,360,094
------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 6.25% Cum. Cv., Series A, Non-Vtg.              400,000         18,365,000
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.375% Cv., Non-Vtg.                           150         13,846,463
------------------------------------------------------------------------------------------------------
General Motors Corp., 4.50% Cv. Sr. Debs., Series A                       1,000,000         21,700,000
------------------------------------------------------------------------------------------------------
Lucent Technologies Capital Trust I, 7.75% Cum. Cv., Non-Vtg.                17,000         16,428,375
------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 4.50% Cv. Jr. Unsec. Sub. Nts.         1,875,000         47,362,500
------------------------------------------------------------------------------------------------------
United Rentals Trust I, 6.50% Cv. Quarterly Income Preferred
Securities, Non-Vtg.                                                        575,000         23,646,875
------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 5.50% Cv. Jr. Unsec. Sub. Debs.                   65,000          6,792,500
------------------------------------------------------------------------------------------------------
Xerox Corp., 6.25% Cv.                                                       37,500          4,526,250
------------------------------------------------------------------------------------------------------
XL Capital Ltd., 6.50% Cv.                                                  200,000          4,414,000
                                                                                        --------------
Total Preferred Stocks (Cost $221,078,202)                                                 223,375,306


                                                                          PRINCIPAL
                                                                             AMOUNT
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--13.3%
------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2004-6, Cl. A3, 4.512%, 12/10/42                               $   2,310,000          2,230,398
Series 2005-2, Cl. A4, 4.783%, 7/10/43 5                                  3,240,000          3,168,916
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                    2,670,000          2,600,855
------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                    2,678,489          2,678,584
------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates:
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                    2,049,566          2,079,029
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34 5                                   235,136            235,065
------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial
Mtg. Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41               1,230,000          1,212,569
------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial
Mtg. Obligations, Series 2005-CD1, Cl. A4, 5.225%, 9/15/20                3,030,000          3,034,266
------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-J9, Cl. 1A1, 4.371%, 10/25/34 5                                 776,050            776,639
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                   4,998,804          5,081,599
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                   4,254,660          4,296,589
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                             9,221,124          8,935,204
5%, 12/1/35 6                                                             8,432,000          8,110,530
6%, 5/1/18                                                                5,081,963          5,184,957
6%, 10/1/34 7                                                             6,969,703          7,025,831
6.50%, 4/1/18-4/1/34                                                      2,682,813          2,758,706
7%, 9/1/23-3/1/35                                                        13,417,545         13,986,898
8%, 4/1/16                                                                  737,873            786,371
9%, 8/1/22-5/1/25                                                           208,937            226,545


3        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                     $     54,927       $     54,862
Series 2034, Cl. Z, 6.50%, 2/15/28                                          839,760            865,805
Series 2053, Cl. Z, 6.50%, 4/15/28                                          927,255            955,371
Series 2055, Cl. ZM, 6.50%, 5/15/28                                       1,153,362          1,183,486
Series 2075, Cl. D, 6.50%, 8/15/28 7                                      2,932,058          3,018,810
Series 2080, Cl. Z, 6.50%, 8/15/28                                          721,254            738,615
Series 2326, Cl. ZP, 6.50%, 6/15/31                                         946,761            974,896
Series 2387, Cl. PD, 6%, 4/15/30                                            925,108            935,043
Series 2498, Cl. PC, 5.50%, 10/15/14                                         16,911             16,896
Series 2500, Cl. FD, 4.615%, 3/15/32 5                                      443,191            446,696
Series 2526, Cl. FE, 4.515%, 6/15/29 5                                      558,630            560,857
Series 2551, Cl. FD, 4.515%, 1/15/33 5                                      432,875            437,163
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 12.845%, 6/1/26 8                                       761,712            171,878
Series 183, Cl. IO, 10.79%, 4/1/27 8                                      1,220,288            268,245
Series 184, Cl. IO, 16.05%, 12/1/26 8                                     1,281,445            273,865
Series 192, Cl. IO, 15.677%, 2/1/28 8                                       382,169             82,373
Series 200, Cl. IO, 14.366%, 1/1/29 8                                       455,395            109,538
Series 2003-118, Cl. S, 23.355%, 12/25/33 8                               6,043,754            653,651
Series 2130, Cl. SC, 9.297%, 3/15/29 8                                      912,070             66,876
Series 2796, Cl. SD, 14.293%, 7/15/26 8                                   1,360,687            106,664
Series 2920, Cl. S, 14.014%, 1/15/35 8                                    7,927,765            370,805
Series 3000, Cl. SE, 25.555%, 7/15/25 8                                   7,755,163            282,938
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 4.612%, 6/1/26 9                  362,559            301,790
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 12/1/20 6                                                          9,371,000          9,060,586
5%, 6/1/18-7/1/18                                                         7,842,509          7,743,462
5%, 12/1/34 6                                                            47,451,000         45,656,783
5.50%, 1/1/33-4/1/34                                                     29,771,977         29,411,016
5.50%, 12/1/20-12/1/35 6                                                 74,111,000         73,131,434
6%, 7/1/17-1/1/33                                                        22,903,489         23,282,088
6%, 12/1/35 6                                                             3,692,000          3,713,923
6.50%, 10/1/30-11/1/31                                                    4,903,329          5,043,120
6.50%, 12/1/35 6                                                         27,688,000         28,354,229
7%, 11/1/17                                                               3,382,851          3,521,197
7.50%, 8/1/29-3/1/30                                                      2,800,483          2,946,290
8.50%, 7/1/32                                                                84,722             91,758
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust
2002-T1, Cl. A2, 7%, 11/25/31                                             2,669,740          2,763,750
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                      2,295,616          2,369,906
Trust 1998-63, Cl. PG, 6%, 3/25/27                                           94,884             94,686
Trust 2001-50, Cl. NE, 6%, 8/25/30                                          528,459            532,141
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                    3,079,405          3,178,086


4        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
Trust 2001-70, Cl. LR, 6%, 9/25/30                                     $    569,945       $    576,203
Trust 2001-72, Cl. NH, 6%, 4/25/30                                          351,414            354,254
Trust 2001-74, Cl. PD, 6%, 5/25/30                                          142,018            142,529
Trust 2002-77, Cl. WF, 4.54%, 12/18/32 5                                    673,565            678,860
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                     1,903,000          1,899,804
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                     1,921,000          1,936,905
Trust 2004-101, Cl. BG, 5%, 1/25/20                                       2,550,000          2,502,853
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security:
Trust 2002-47, Cl. NS, 10.922%, 4/25/32 8                                 1,634,570            131,453
Trust 2002-51, Cl. S,11.104%, 8/25/32 8                                   1,500,759            127,824
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 222, Cl. 2, 11.914%, 6/1/23 8                                       2,646,421            633,698
Trust 240, Cl. 2, 15.701%, 9/1/23 8                                       4,010,576            879,742
Trust 252, Cl. 2, 5.577%, 11/1/23 8                                       2,000,338            462,928
Trust 273, Cl. 2, 14.089%, 8/1/26 8                                         563,192            121,391
Trust 303, Cl. IO, 12.946%, 11/1/29 8                                       757,486            170,532
Trust 308, Cl. 2, 16.319%, 9/1/30 8                                       2,251,763            482,549
Trust 321, Cl. 2, 8.578%, 3/1/32 8                                        8,261,343          1,984,753
Trust 322, Cl. 2, 16.773%, 4/1/32 8                                       2,991,562            686,256
Trust 329, Cl. 2, 11.078%, 1/1/33 8                                       3,825,043            873,968
Trust 331, Cl. 9, (12.424)%, 2/1/33 8                                     2,311,699            543,325
Trust 333, Cl. 2, 11.938%, 3/1/33 8                                       7,203,919          1,713,255
Trust 334, Cl. 17, (3.853)%, 2/1/33 8                                     1,355,869            322,025
Trust 346, Cl. 2, 11.534%, 12/1/33 8                                      7,459,016          1,761,238
Trust 350, Cl. 2, 13.404%, 2/1/34 8                                       7,854,374          1,858,446
Trust 352, Cl. 2, 9.866%, 7/1/34 8                                        9,639,433          2,355,691
Trust 2001-65, Cl. S, 23.658%, 11/25/31 8                                 3,561,102            325,496
Trust 2001-81, Cl. S, 13.205%, 1/25/32 8                                    846,947             76,054
Trust 2002-9, Cl. MS, 11.624%, 3/25/32 8                                  1,017,864             82,616
Trust 2002-52, Cl. SD, 5.67%, 9/25/32 8                                   1,824,219            151,376
Trust 2002-75, Cl. SA, 24.381%, 11/25/32 8                                4,136,047            333,516
Trust 2002-77, Cl. SH, 14.857%, 12/18/32 8                                1,062,768            102,315
Trust 2004-54, Cl. DS, 8.312%, 11/25/30 8                                 1,732,694             99,114
Trust 2005-6, Cl. SE, 15.649%, 2/25/35 8                                  5,534,141            290,074
Trust 2005-19, Cl. SA, 13.476%, 3/25/35 8                                20,640,741          1,088,413
Trust 2005-40, Cl. SA, 14.852%, 5/25/35 8                                 4,883,142            248,829
Trust 2005-71, Cl. SA, 23.862%, 8/25/25 8                                 4,997,321            273,509
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 352, Cl. 1, 4.163%, 7/1/34 9                                       18,785,194         14,025,511
Trust 1993-184, Cl. M, 6.028%, 9/25/23 9                                    889,344            739,073
------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through
Certificates, Series 1997-CHL1, Cl. D, 7.688%, 4/29/39 4,5                1,970,000          1,974,925


5        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates, Series 1998-C2,
Cl. A2, 6.56%, 11/18/35                                                $  1,578,225       $  1,624,927
------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                   1,720,000          1,688,238
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                   1,590,000          1,576,289
Series 2005-CA, Cl. A3, 4.578%, 6/10/48                                   1,000,000            970,017
------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 1997-C1, Cl. A3, 6.869%, 7/15/29                                   1,043,834          1,068,836
Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                  1,480,000          1,428,547
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., 8.50%, 8/15/17-12/15/17                 268,582            289,907
------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 4.791%, 1/16/27 8                                 1,837,717            125,838
Series 2002-15, Cl. SM, 1.835%, 2/16/32 8                                 1,729,841             95,104
Series 2002-76, Cl. SY, 5.702%, 12/16/26 8                                4,050,252            240,683
Series 2004-11, Cl. SM, 0.712%, 1/17/30 8                                 1,489,374             66,990
------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                                 1,990,000          1,935,344
Series 2005-G G5, Cl. A2, 5.117%, 4/10/37                                 1,750,000          1,747,582
------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates:
Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                  1,651,779          1,598,764
Series 2004-GG2, Cl. A3, 4.602%, 8/10/38                                  1,080,000          1,065,222
------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                   640,000            625,855
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                 2,280,000          2,245,176
------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/40                     1,900,000          1,883,855
------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                      3,265,429          3,274,074
Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                   2,470,000          2,458,743
------------------------------------------------------------------------------------------------------
Mastr Seasoned Securities Trust, Mtg. Pass-Through Certificates,
Series 2004-2, Cl. A1, 6.50%, 8/25/32                                     4,817,580          4,858,228
------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                     1,950,000          2,018,280
------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                                           2,380,000          2,600,061
------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                     1,710,935          1,713,727
------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations:
Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                  3,590,000          3,544,588
Series 2005-C20, Cl. A5, 5.087%, 7/15/42 5                                1,910,000          1,891,529
------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., CMO Pass-Through
Certificates, Series 2005-AR5, Cl. A1, 4.682%, 5/25/35 5                  2,994,613          2,992,924
------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, CMO:
Series 2004-DD, Cl. 2A1, 4.524%, 1/25/35 5                                2,113,662          2,107,388


6        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
Series 2004-N, Cl. A10, 3.803%, 8/25/34 5                              $    138,131     $      138,167
                                                                                        --------------
Total Mortgage-Backed Obligations (Cost $421,935,410)                                      419,067,315

------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.4%
------------------------------------------------------------------------------------------------------
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2002-HE7, Cl. A2B, 4.35%, 11/25/35 5                               1,310,000          1,310,000
------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 4.219%, 4/20/08 5                                   900,000            900,624
------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates, Series
2005-A, Cl. A2, 3.66%, 12/26/07                                           3,074,790          3,065,570
------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed
Nts., Series 2004-2, Cl. A3, 3.58%, 1/15/09                               2,990,000          2,928,846
------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed
Certificates:
Series 2004-D, Cl. AF1, 2.98%, 4/25/20                                      344,239            342,617
Series 2005-B, Cl. AF1, 4.02%, 3/26/35                                      610,643            606,825
Series 2005-C, Cl. AF1, 4.196%, 6/25/35                                   1,613,159          1,604,777
Series 2005-D, Cl. AF1, 5.04%, 10/25/35                                   2,941,587          2,935,041
Series 2005-D, Cl. AV2, 4.461%, 10/25/35 5                                2,550,000          2,551,395
------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home
Equity Mtg. Obligations, Series 2004-1, Cl. 1A2, 2.427%, 6/25/19            370,451            369,505
------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A2, 3.72%, 12/15/07                      2,580,000          2,567,978
------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06                                  1,361,893          1,357,142
------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.,
Series 2003-C4, Cl. C4, 5%, 6/10/15                                         430,000            419,447
------------------------------------------------------------------------------------------------------
Consumer Credit Reference Index Securities Program, Credit Card
Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
3/22/07 4                                                                 2,890,000          2,887,127
------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity
Asset-Backed Certificates:
Series 2002-4, Cl. A1, 4.561%, 2/25/33 5                                     44,821             45,280
Series 2005-7, Cl. AF1B, 4.317%, 11/25/35 5                               1,924,743          1,914,927
------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates:
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                       514,546            514,864
Series 2004-B, Cl. A2, 2.48%, 2/8/07                                        297,547            297,514
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                      1,743,793          1,738,547
Series 2005-A, Cl. A2, 3.17%, 9/8/07                                      2,367,892          2,360,422
Series 2005-B, Cl. A2, 3.75%, 12/8/07                                     2,707,067          2,700,698
------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34 5                                  2,710,000          2,698,616
------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Asset-Backed Certificates, Home
Equity Receivables, Series 2005-FF10, Cl. A3, 4.401%, 11/25/35 5          3,800,000          3,802,079
------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                      327,177            327,037
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                    2,200,000          2,171,860
Series 2005-B, Cl. A2, 3.78%, 9/15/07                                     2,250,801          2,246,235
------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                        89,433             89,373


7        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES CONTINUED
------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-1, Cl. A2, 3.21%, 5/21/07                     $  1,054,701     $    1,051,613
------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 4.42%, 1/20/35 5                     2,090,000          2,091,009
------------------------------------------------------------------------------------------------------
Lehman XS Trust, Home Equity Mtg. Pass-Through Certificates:
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35                                   3,145,041          3,147,528
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                  2,080,058          2,084,092
------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 5.47%, 3/15/16 5                                  4,080,000          4,330,734
------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series
2004-A, Cl. A2, 2.55%, 1/15/07                                              444,282            443,766
------------------------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust, Automobile Receivable Obligations,
Series 2005-B, Cl. A2, 4.03%, 4/15/08                                     1,990,000          1,982,991
------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity Pass-Through
Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 5                                 800,000            789,058
Series 2005-1, Cl. A F2, 3.914%, 5/25/35 5                                  600,000            591,041
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 5                                1,040,000          1,029,148
------------------------------------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc., Home Equity
Asset-Backed Pass-Through Certificates, Series 2004-RS7, Cl. AI3,
4.45%, 7/25/28                                                            1,910,000          1,894,634
------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., CMO Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                  3,921,169          3,920,708
------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                       312,022            311,832
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                       868,333            866,448
------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed
Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                       918,842            916,773
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                     2,580,000          2,571,817
------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series
2004-B, Cl. A2, 2.40%, 5/21/07                                              482,951            481,944
------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Home Equity Asset-Backed
Certificates, Series 2004-2, Cl. AI1B, 2.94%, 9/25/18 5                   1,513,353          1,501,733
------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates,
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                    1,174,726          1,169,982
                                                                                        --------------
Total Asset-Backed Securities (Cost $76,317,083)                                            75,931,197

------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--1.9%
------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%, 10/5/07 10                                 2,255,000          2,071,317
------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                      2,100,000          2,053,244
------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                           1,890,000          1,875,717
4.125%, 7/12/10                                                           2,560,000          2,493,440
6.625%, 9/15/09                                                           2,340,000          2,492,376
------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4%, 2/28/07                                                               4,755,000          4,717,022
4.25%, 7/15/07 7                                                          2,990,000          2,970,580
4.75%, 12/15/10                                                           3,405,000          3,398,091
6%, 5/15/11                                                               2,855,000          3,016,447
6.625%, 9/15/09 7                                                         3,555,000          3,787,764


8        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS CONTINUED
------------------------------------------------------------------------------------------------------
7.25%, 5/15/30                                                         $  1,625,000     $    2,109,702
------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
4.65%, 6/15/35                                                            2,985,000          2,773,808
5.375%, 11/13/08                                                            238,000            242,511
Series A, 6.79%, 5/23/12                                                 22,112,000         24,479,974
------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 5.375%, 2/15/31                                         72,000             79,133
                                                                                        --------------
Total U.S. Government Obligations (Cost $59,827,446)                                        58,561,126

------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $2,918,162)              2,720,000          3,032,800
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--10.6%
------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06 11                            3,060,000          3,079,244
------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                            1,815,000          1,638,776
------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
5.75% Sr. Sec. Nts., Series B, 2/15/11                                    5,000,000          4,787,500
8.50% Sr. Sub. Nts., 12/1/08                                              2,500,000          2,643,750
8.875% Sr. Nts., Series B, 4/1/08                                         1,420,000          1,501,650
------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding II, 4.25% Nts., 9/10/08 4                 625,000            614,060
------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc., 7.70% Debs., 5/1/32                                1,755,000          2,017,278
------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co., 5.375% Nts., 9/15/35                          1,585,000          1,495,243
------------------------------------------------------------------------------------------------------
ASIF Global Financing XXIII, 3.90% Nts., 10/22/08 4                       1,865,000          1,812,347
------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.:
7.50% Sr. Unsec. Nts., 5/1/07 11                                            770,000            797,734
8.125% Sr. Unsec. Nts., 5/1/12                                            2,115,000          2,437,906
------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                       40,000             39,388
------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 12                                 2,500,000          2,762,500
------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                        250,000            263,631
------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 13                              2,460,000          2,413,580
------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                           1,515,000          1,424,100
8.375% Sr. Nts., 4/15/12                                                    800,000            828,000
------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.875% Bonds, 12/15/30                    1,335,000          1,767,771
------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08         22,750,000          6,483,750
------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                           433,000            422,939
------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                1,655,000          1,774,117
------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                         2,810,000          2,990,169
------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts.,
10/1/15 4                                                                57,500,000         49,593,750
------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/13.50% Sr. Sub. Disc. Nts., 1/15/11 14                                 4,250,000          2,953,750
9.92% Sr. Unsec. Disc. Nts., 4/1/11                                      24,629,000         14,407,965
------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875% Sr. Unsec. Nts., 1/15/16                  5,601,000          5,657,010
------------------------------------------------------------------------------------------------------
CIGNA Corp.:
7% Sr. Unsec. Nts., 1/15/11                                               1,030,000          1,109,335
7.40% Unsec. Nts., 5/15/07                                                2,083,000          2,151,168
------------------------------------------------------------------------------------------------------
CIT Group, Inc.:
4.75% Sr. Nts., 8/15/08                                                     395,000            393,315
7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                      1,260,000          1,429,057
------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                         1,205,000          1,332,637
------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                     1,585,000          1,598,189


9        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12               $  2,395,000     $    2,590,645
------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 4.50% Nts., Series A, 6/15/10                1,585,000          1,534,684
------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 4.625% Unsec. Nts., 1/15/10                     3,160,000          3,055,376
------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA), 5.50% Nts., 8/15/13               3,105,000          3,155,053
------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18                      3,000,000          2,865,000
------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                    1,765,000          1,822,412
------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                   1,315,000          1,309,652
------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp.:
7.20% Unsec. Nts., 9/1/09                                                 1,670,000          1,767,455
8% Nts., 6/15/10                                                          1,018,000          1,113,863
------------------------------------------------------------------------------------------------------
Dana Corp., 6.50% Unsec. Nts., 3/1/09                                     2,015,000          1,622,075
------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                          1,980,000          2,262,002
------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts.,
6/15/10                                                                   1,850,000          2,061,379
------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                 2,165,000          2,408,210
------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                             1,430,000          1,441,633
------------------------------------------------------------------------------------------------------
EOP Operating LP:
6.763% Sr. Unsec. Nts., 6/15/07                                             275,000            281,178
8.10% Unsec. Nts., 8/1/10                                                 2,160,000          2,383,772
------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08         1,945,000          2,017,247
------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                    3,155,000          3,061,994
------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                 1,230,000          1,235,857
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                1,530,000          1,765,430
------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.80% Sr. Unsec. Nts., 1/12/09                                            2,580,000          2,303,200
6.25% Unsec. Nts., 12/8/05                                                  636,000            635,760
7.375% Nts., 10/28/09                                                       615,000            565,791
------------------------------------------------------------------------------------------------------
France Telecom SA:
7.75% Sr. Unsec. Nts., 3/1/11 5                                           1,435,000          1,606,270
8.50% Sr. Unsec. Nts., 3/1/31 5                                             460,000            608,708
------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                             1,025,000            998,180
------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                                       2,130,000          2,179,697
9.55% Unsub. Nts., 12/15/08 5                                               359,000            399,869
------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                2,270,000          2,224,986
------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
6.125% Unsec. Unsub. Nts., 2/1/07                                         4,170,000          4,003,534
8% Bonds, 11/1/31                                                         2,200,000          2,163,190
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12            2,845,000          2,912,512
------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 5.625% Bonds, 6/1/15 4                      1,565,000          1,525,748
------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                 1,445,000          1,466,343
------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                      664,000            644,710
------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec. Nts., 2/15/11                       1,335,000          1,454,333
------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                        3,075,000          2,958,255
------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 5                1,410,000          1,473,450
------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12                    1,000,000          1,062,500
------------------------------------------------------------------------------------------------------
iStar Financial, Inc.:
5.125% Sr. Unsec. Nts., Series B, 4/1/11                                    960,000            933,813
5.15% Sr. Unsec. Nts., 3/1/12                                             1,175,000          1,129,750
------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.), 7.40% Nts., 4/1/37                   2,720,000          2,917,020


10        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
JPMorgan Capital XV, 5.875% Nts., 3/15/35                              $  2,105,000     $    2,021,937
------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                   1,515,000          1,423,052
8.875% Sr. Sub. Nts., 4/1/12                                              1,600,000          1,652,000
------------------------------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub. Nts., 2/1/14                             1,915,000          1,783,351
------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                        1,670,000          1,767,354
------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                     3,720,000          3,740,839
------------------------------------------------------------------------------------------------------
Kroger Co. (The), 6.80% Sr. Unsec. Nts., 4/1/11                           2,165,000          2,249,823
------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                      2,560,000          2,416,627
------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                        325,000            336,755
------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                               1,505,000          1,508,078
------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                       1,580,000          1,448,991
------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                           1,490,000          1,501,020
------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                   27,000,000         23,422,500
------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.875% Sr. Unsec. Bonds, 8/1/33              1,860,000          1,728,292
------------------------------------------------------------------------------------------------------
May Department Stores Co., 7.90% Unsec. Debs., 10/15/07                   1,050,000          1,095,733
------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                             2,315,000          2,600,849
------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14           3,095,000          3,042,945
------------------------------------------------------------------------------------------------------
MetLife, Inc., 5.70% Sr. Unsec. Nts., 6/15/35                             1,555,000          1,522,115
------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12          2,580,000          2,652,934
------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                        1,450,000          1,551,965
------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                               213,000            224,549
------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.:
5.90% Nts., 7/1/12                                                        1,410,000          1,462,477
6.25% Sr. Unsec. Nts., 11/15/11                                              40,000             42,508
------------------------------------------------------------------------------------------------------
NiSource Finance Corp.:
3.20% Nts., 11/1/06                                                         440,000            433,226
7.875% Sr. Unsec. Nts., 11/15/10                                          1,820,000          2,015,947
------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 5.75% Unsec. Unsub. Nts.,
Series 12, 12/15/15 4                                                     2,455,000          2,415,106
------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 4.623% Sr. Nts., Cl. A1,
6/15/10 4                                                                 4,593,000          4,550,694
------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B,
6/1/13 4                                                                    998,638            935,369
------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts.,
2/1/10 4                                                                  1,465,000          1,617,108
------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4               2,740,000          3,455,573
------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                   2,740,000          3,498,344
------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07                     1,390,000          1,424,750
------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                          1,272,000          1,281,189
------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875% Sr. Unsec. Debs., 8/15/13                         13,500,000         10,867,500
------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                             2,030,000          2,164,354
------------------------------------------------------------------------------------------------------
SBC Communications, Inc., 5.30% Nts., 11/15/10                            2,290,000          2,293,767
------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                       2,240,000          2,460,577
------------------------------------------------------------------------------------------------------
Simon Property Group LP, 5.375% Nts., 6/1/11 4                            2,305,000          2,302,594
------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12          1,000,000          1,035,000
------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                                 1,845,000          2,425,398
------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07            2,225,000          2,294,531
------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                         1,655,000          1,615,497
7.75% Unsec. Sub. Nts., 5/1/10                                              149,000            165,090
------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                  2,755,000          3,325,866
------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                   651,000            802,892


11        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT              VALUE
------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08      $  2,240,000     $    2,179,643
------------------------------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts., 3/15/08                                      1,955,000          1,986,225
------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Sr. Unsec. Unsub. Nts., 2/15/06       1,905,000          1,908,800
------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 3.50% Sr. Unsec. Nts., 10/15/07           2,445,000          2,369,846
------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp., 5.85% Nts., 9/15/35                         1,535,000          1,458,853
------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                 2,990,000          3,014,805
------------------------------------------------------------------------------------------------------
Waste Management, Inc., 6.875% Sr. Unsec. Nts., 5/15/09                   1,710,000          1,804,175
------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                         3,145,000          3,186,209
                                                                                        --------------
Total Non-Convertible Corporate Bonds and Notes (Cost $349,799,449)                        333,029,767

------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--16.7%
------------------------------------------------------------------------------------------------------
Agere Systems, Inc., 6.50% Cv. Unsec. Unsub. Nts., 12/15/09 (cv.
into Agere Systems, Inc., Cl. A common stock)                            18,000,000         17,887,500
------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc., 4.25% Cv. Sr. Unsec. Sub. Debs.,
4/15/34                                                                  14,500,000         12,615,000
------------------------------------------------------------------------------------------------------
Calpine Corp.:
4.75% Cv. Sr. Unsec. Nts., 11/15/23 4                                    14,750,000          3,632,188
4.75% Cv. Sr. Unsec. Nts., 11/15/23                                       5,250,000          1,292,813
------------------------------------------------------------------------------------------------------
Charter Communications, Inc.:
5.875% Cv. Sr. Nts., 11/16/09 4                                           5,000,000          3,718,750
5.875% Cv. Sr. Nts., 11/16/09                                             3,000,000          2,231,250
------------------------------------------------------------------------------------------------------
CMS Energy Corp., 2.875% Cv. Sr. Nts., 12/1/24                            3,000,000          3,412,500
------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 4.50% Cv. Sr. Unsec. Unsub. Nts.,
2/1/07                                                                   10,250,000          9,430,000
------------------------------------------------------------------------------------------------------
CSK Auto Corp., 3.375% Cv. Sr. Nts., 8/15/25 4                            4,000,000          3,935,000
------------------------------------------------------------------------------------------------------
Curagen Corp., 6% Cv. Jr. Unsec. Sub. Debs., 2/2/07                      16,000,000         15,680,000
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 1.50% Cv. Bonds, 10/1/25 4                   4,000,000          3,680,000
------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc., 4.50% Cv. Unsec. Sub. Nts., 7/1/08          22,500,000         20,362,500
------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10           14,660,000          8,997,575
------------------------------------------------------------------------------------------------------
Liberty Media Corp.:
0.75% Cv. Sr. Unsec. Unsub. Debs., 3/30/23                               54,150,000         59,497,313
4% Exchangeable Sr. Unsec. Debs., 11/15/29 (exchangeable for
Sprint Corp. PCS, Series 1 common stock or cash based on the
value of that stock)                                                     50,000,000         29,562,500
------------------------------------------------------------------------------------------------------
Liberty Media Corp., 3.25% Exchangeable Sr. Unsec. Debs., 3/15/31
(exchangeable for Viacom, Inc., Cl. B common stock or cash based
on the value thereof)                                                   142,500,000        109,190,625
------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 2.75% Cv. Sr. Unsec. Debs., Series A,
6/15/23                                                                  18,250,000         18,865,938
------------------------------------------------------------------------------------------------------
Nortel Networks Corp., 4.25% Cv. Sr. Unsec. Nts., 9/1/08                 18,000,000         16,965,000
------------------------------------------------------------------------------------------------------
Novell, Inc.:
0.50% Cv. Sr. Unsec. Debs., 7/15/24 4                                    11,000,000          9,803,750
0.50% Cv. Sr. Unsec. Debs., 7/15/24                                      14,500,000         12,923,125
------------------------------------------------------------------------------------------------------
Pride International, Inc., 3.25% Cv. Sr. Nts., 5/1/33                    18,750,000         24,304,688
------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 5% Cv. Sr. Sub. Bonds, 8/15/10                      3,000,000          3,465,000
------------------------------------------------------------------------------------------------------
Solectron Corp., 0.50% Cv. Sr. Unsec. Nts., Series B, 2/15/34            10,500,000          7,796,250
------------------------------------------------------------------------------------------------------
Tyco International Group SA, 2.75% Cv. Sr. Unsec. Unsub. Debs.,
Series A, 1/15/18                                                        85,000,000        106,781,250
------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 1.75% Cv. Sr. Nts., 12/1/09            5,750,000          5,074,375
------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 1.75% Cv. Sr. Nts., 12/1/09 4                  14,250,000         12,575,625
                                                                                        --------------
Total Convertible Corporate Bonds and Notes (Cost $548,312,376)                            523,680,515


12        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                          PRINCIPAL
                                                                             AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--4.2%
-------------------------------------------------------------------------------------------------------
Bank of America NA, Boston Scientific Corp. Cv. Linked Nts.,
2.25%, 11/6/06                                                         $ 15,000,000     $   15,979,500
------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc., Echostar Communications
Corp. Cv. Equity-Linked Nts., 2.87%, 5/1/06                                 381,113          9,968,544
-------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):
Boston Scientific Corp. Cv. Medium Term Linked Nts., 1.20%, 9/7/06          568,180         15,035,747
Cisco Systems, Inc. Cv. Linked Nts., 4%, 12/30/05                           694,213         12,326,446
EchoStar Communications Corp. Cv. Linked Nts., 4%, 12/30/05                 595,780         15,537,942
GlobalSantaFe Corp. Cv. Linked Nts., 7%, 10/2/06                            431,460         19,856,221
-------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
Cv. Yield Enhanced Equity Linked Debt Securities, 12%, 12/29/05
(linked to CarMax, Inc.)                                                    764,498         21,501,506
Cv. Yield Enhanced Equity Linked Debt Securities, Series G, 5%,
12/14/05 (linked to EchoStar Communications Corp. Cl. A common stock)       310,753          8,001,879
-------------------------------------------------------------------------------------------------------
Morgan Stanley, Cv. Performance Equity Linked Redemption Quarterly-
pay Nts., 5%, 12/30/05 (linked to Dollar Tree Stores, Inc.) 12              605,830         14,094,635
                                                                                        ---------------
Total Structured Notes (Cost $144,579,622)                                                 132,302,420

-------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.1%
-------------------------------------------------------------------------------------------------------
Undivided interest of 0.19% in joint repurchase agreement
(Principal Amount/Value $1,178,834,000, with a maturity value of
$1,178,963,344) with UBS Warburg LLC, 3.95%, dated 11/30/05, to be repurchased at $2,214,243 on 12/1/05, collateralized by
Federal National Mortgage Assn., 4%--5.50%, 10/1/18--1/1/35, with
a value of $1,204,738,816  (Cost $2,214,000)                              2,214,000          2,214,000
-------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $2,890,587,586)                             105.5%     3,310,381,146
-------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (5.5)      (173,452,683)

                                                                     ----------------------------------
Net Assets                                                                    100.0%    $3,136,928,463
                                                                     ==================================

Footnotes to Statement of Investments

1.    Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:


13        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                      CONTRACTS     EXPIRATION       EXERCISE        PREMIUM
                                SUBJECT TO CALL          DATES          PRICE       RECEIVED          VALUE
-----------------------------------------------------------------------------------------------------------
ACE Ltd.                                    450        1/23/06   $     60.000   $     17,549   $     18,000

ACE Ltd.                                  2,300        1/23/06         55.000        484,280        506,000

Cablevision Systems New York
Group, Cl. A                              3,750        1/23/06         30.000        744,282         18,750

Everest Re Group Ltd.                     6,500       12/19/05        110.000        567,101         97,500

Everest Re Group Ltd.                     4,500       12/19/05        105.000        598,122        742,500

GlobalSantaFe Corp.                       1,000       12/19/05         50.000         61,498          5,000

GlobalSantaFe Corp.                         500        1/23/06         47.500         48,068         55,000

GlobalSantaFe Corp.                       1,000        1/23/06         45.000        305,877        205,000

Honeywell International, Inc.               750       12/19/05         40.000         19,874          7,500

Merck & Co., Inc.                           785       12/19/05         30.000         64,575         35,325

Tyco International Ltd.                   2,500       12/19/05         30.000         83,326         12,500

U.S. Bancorp                              5,000        1/23/06         32.500         67,512         50,000

U.S. Bancorp                              2,000        3/20/06         32.500         74,237         40,000

Washington Mutual, Inc.                   1,000       12/19/05         42.500         41,498         25,000

XL Capital Ltd., Cl. A                    1,231       12/19/05         70.000        222,770         61,550
                                                                                ---------------------------

                                                                                $  3,400,569   $  1,879,625
                                                                                ===========================

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2005 amounts to $133,912,053. Transactions during the period in which the issuer was an affiliate are as follows:

                                            SHARES            GROSS            GROSS                SHARES
                                   AUGUST 31, 2005        ADDITIONS       REDUCTIONS     NOVEMBER 30, 2005
----------------------------------------------------------------------------------------------------------
CSK Auto Corp.                           6,488,750           11,250           37,800             6,462,200

Enbridge Energy Management LLC             700,000          15,749*              750               714,999

                                                                            DIVIDEND              REALIZED
                                                              VALUE           INCOME           GAIN (LOSS)
----------------------------------------------------------------------------------------------------------
CSK Auto Corp.                                         $100,164,100        $      --         $   (445,372)

Enbridge Energy Management LLC                           33,747,953               --                2,158
                                                       ---------------------------------------------------
                                                       $133,912,053        $      --         $   (443,214)
                                                       ===================================================

*     A portion of the transactions (12,613) was a result of a stock dividend.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $114,389,808 or 3.65% of the Fund's net assets as of November 30, 2005.

5. Represents the current interest rate for a variable or increasing rate security.

6. When-issued security or forward commitment to be delivered and settled after November 30, 2005. See accompanying Notes to Quarterly Statement of Investments .

7. A sufficient amount of securities has been designated to cover outstanding written put options, as follows:


14        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                             CONTRACTS         EXPIRATION           EXERCISE            PREMIUM
                                        SUBJECT TO PUT              DATES              PRICE           RECEIVED              VALUE
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                              1,494            5/22/06        $    47.500        $   802,244        $ 1,449,180

Altria Group, Inc.                                 600            1/23/06             70.000             82,197             90,000

Boston Scientific Corp.                            182            1/23/06             32.500             74,981            109,200

Boston Scientific Corp.                          1,595            1/22/07             30.000            820,315            733,700

Boston Scientific Corp.                              5            2/20/06             32.500              2,485              3,000

CarMax, Inc.                                     2,175            1/23/06             30.000          1,070,881            652,500

Cendant Corp.                                   12,106            1/23/06             22.500          2,844,072          5,689,820

Cendant Corp.                                    2,559            1/23/06             20.000            246,584            562,980

Cendant Corp.                                    9,250            1/23/06             17.500            730,811            416,250

Citigroup, Inc.                                    522            1/23/06             47.500            196,786             28,710

Comcast Corp., Cl. A Special, Non-
Vtg.                                            10,000            1/23/06             27.500          1,207,448          1,550,000

Exxon Mobil Corp.                                3,500           12/19/05             60.000            958,410            787,500

First Data Corp.                                 1,000            1/23/06             40.000            131,994             35,000

Honeywell International, Inc.                    1,000           12/19/05             37.500            125,495             95,000

Morgan Stanley                                     500           12/19/05             55.000            100,996             25,000

Pfizer, Inc.                                       445           12/19/05             27.500             87,661            275,900

Pfizer, Inc.                                     4,305            1/23/06             22.500            561,236            710,325

PMI Group, Inc. (The)                            1,250           12/19/05             40.000            442,896             75,000

Take-Two Interactive Software, Inc.             14,000            1/23/06             17.500          1,765,012          1,400,000

Tyco International Ltd.                          5,350            1/23/06             27.500            559,624            214,000

Wal-Mart Stores, Inc.                              894            1/23/06             47.500             50,509             89,400
                                                                                                    ------------------------------

                                                                                                    $12,862,637        $14,992,465
                                                                                                    ==============================

8. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $21,095,834 or 0.67% of the Fund's net assets as of November 30, 2005.

9. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $15,066,374 or 0.48% of the Fund's net assets as of November 30, 2005.

10.   Zero coupon bond reflects effective yield on the date of purchase.

11. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $2,234,647. See accompanying Notes to Quarterly Statement of Investments.

12. Illiquid security. The aggregate value of illiquid securities as of November 30, 2005 was $16,857,135, which represents 0.54% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

13. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

14. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $2,898,844,348
Federal tax cost of other investments           (185,480,276)
                                              ---------------
Total federal tax cost                        $2,713,364,072
                                              ===============

Gross unrealized appreciation                 $  545,299,569
Gross unrealized depreciation                   (132,855,844)
                                              ---------------
Net unrealized appreciation                   $  412,443,725
                                              ===============


15        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured note is sold or matures. As of November 30, 2005, the market value of these securities comprised 4.2% of the Fund's net assets and resulted in unrealized cumulative losses of $12,277,202.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of November 30, 2005, the Fund had purchased $211,944,880 of securities issued on a when-issued basis or forward commitment and sold $44,609,688 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


16        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


17        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

As of November 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                                    UNREALIZED
                                    EXPIRATION       NUMBER OF            VALUATION AS OF         APPRECIATION
CONTRACT DESCRIPTION                     DATES       CONTRACTS          NOVEMBER 30, 2005       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                        3/22/06             324           $     36,298,125        $    (80,239)
U.S. Long Bonds                       12/20/05             191                 21,445,719              73,911
                                                                                                 -------------
                                                                                                       (6,328)
                                                                                                 -------------
CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.          12/8/05              83                 11,769,212              14,457
U.S. Treasury Nts., 2 yr.              3/31/06             374                 76,705,063              98,831
U.S. Treasury Nts., 2 yr.             12/30/05             188                 38,587,000             432,804
U.S. Treasury Nts., 5 yr.              3/22/06             377                 39,938,438             114,912
U.S. Treasury Nts., 5 yr.             12/20/05             118                 12,520,906             174,825
U.S. Treasury Nts., 10 yr.             3/22/06             224                 24,311,000              75,794
U.S. Treasury Nts., 10 yr.            12/20/05             199                 21,638,141             588,016
                                                                                                 -------------
                                                                                                    1,499,639
                                                                                                 -------------
                                                                                                 $  1,493,311
                                                                                                 =============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended November 30, 2005 was as follows:


18        |       OPPENHEIMER CAPITAL INCOME FUND

Oppenheimer Capital Income Fund

STATEMENT OF INVESTMENTS  NOVEMBER 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                CALL OPTIONS                          PUT OPTIONS
                              ------------------------------     ---------------------------------

                               NUMBER OF           AMOUNT OF       NUMBER OF            AMOUNT OF
                               CONTRACTS            PREMIUMS       CONTRACTS             PREMIUMS
--------------------------------------------------------------------------------------------------
Options outstanding as of
August 31, 2005                   30,563         $ 4,354,050          65,934         $ 15,086,303
Options written                   47,551           3,729,184          95,420           12,809,212
Options closed or expired        (39,541)         (3,363,062)        (86,572)         (14,609,046)
Options exercised                 (5,307)         (1,319,603)         (2,050)            (423,832)
                              --------------------------------------------------------------------
Options outstanding as of
November 30, 2005                 33,266          $3,400,569          72,732         $ 12,862,637
                              ====================================================================

TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

As of November 30, 2005, the Fund had entered into the following total return swap agreements:

SWAP                                                                                        NOTIONAL   TERMINATION       UNREALIZED
COUNTERPARTY     SWAP DESCRIPTION                                                             AMOUNT         DATES     APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
                 Received or paid monthly. If the sum of the Lehman Brothers CMBS
                 Index Payer Payment Amount and the Floating Rate Payer Payment
Goldman Sachs    Amount is positive, the Counterparty will pay such amount to the
Group, Inc.      Fund. If the sums are negative, then the Fund shall pay the
(The)            absolute value of such amount to the Counterparty.                     $ 12,530,000        6/1/06         $     --
-----------------------------------------------------------------------------------------------------------------------------------

                 Received or paid monthly. The Fund pays the Counterparty the
                 One-Month LIBOR minus 0.25% on the Notional Amount. In addition, if the Lehman Brothers CMBS Index (Index Return) is negative, the
                 Fund will pay the Counterparty the absolute value of the product of the Index Return and the Notional Amount in addition to the
                 Fund payment described herein. The Counterparty pays the Fund the
UBS AG           Index Return times the Notional Amount, if this amount is positive.      12,530,000       12/1/05           24,657
                                                                                                                           --------

                                                                                                                           $ 24,657
                                                                                                                           ========
                 Abbreviations are as follows:
                 LIBOR    London-Interbank Offered Rate
                 CMBS    Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of November 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


19        |       OPPENHEIMER CAPITAL INCOME FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2005, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Income Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: January 18, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: January 18, 2006